AXS Merger Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.7%
	BANKS — 6.9%
13,600	Atlantic Capital Bancshares, Inc.*	$391,272
77,000	CIT Group, Inc.	3,953,180
1	Prosperity Bancshares, Inc.	72
12,600	TriState Capital Holdings, Inc.*	381,276
		4,725,800
	BIOTECHNOLOGY — 0.4%
2,800	Arena Pharmaceuticals, Inc.*	260,232
	BUILDING MATERIALS — 0.1%
1,800	Forterra, Inc.*	42,804
	CHEMICALS — 0.6%
8,800	Kraton Corp.*	407,616
	COMMERCIAL SERVICES — 19.3%
99,800	IHS Markit Ltd.	13,265,416
	COMPUTERS — 0.2%
2,300	McAfee Corp. - Class A	59,317
5,800	PAE, Inc. - Class A*	57,594
		116,911
	ELECTRONICS — 0.7%
1,900	Coherent, Inc.*	506,426
	ENTERTAINMENT — 0.5%
30,900	Cineplex, Inc.*	332,450
	HEALTHCARE-SERVICES — 8.4%
60,500	Magellan Health, Inc.*	5,746,895
	HOME FURNISHINGS — 0.4%
46,900	Casper Sleep, Inc.*	313,292
	INSURANCE — 13.1%
35,800	Athene Holding Ltd. - Class A*	2,983,214
25,315	Willis Towers Watson PLC	6,012,060
		8,995,274
	INTERNET — 1.5%
12,900	Mimecast Ltd.*	1,026,453
	MINING — 0.0%
2	Newmont Corp.	124

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES — 0.9%
40,000	BP Midstream Partners LP	$612,000
	REITS — 2.0%
15,200	CyrusOne, Inc. - REIT	1,363,744
	RETAIL — 0.1%
7,400	Del Taco Restaurants, Inc.	92,130
	SAVINGS & LOANS — 5.5%
49,500	Investors Bancorp, Inc.	749,925
81,600	People's United Financial, Inc.	1,454,112
61,600	Sterling Bancorp	1,588,664
		3,792,701
	SEMICONDUCTORS — 9.4%
30,400	Xilinx, Inc.	6,445,712
	SOFTWARE — 9.0%
2,700	Bottomline Technologies DE, Inc.*	152,469
12,700	Change Healthcare, Inc.*	271,526
91,100	Nuance Communications, Inc.*	5,039,652
50,800	Sciplay Corp. - Class A*	700,024
		6,163,671
	TELECOMMUNICATIONS — 0.1%
3,000	Vonage Holdings Corp.*	62,370
	TRANSPORTATION — 1.6%
66,800	Teekay LNG Partners LP	1,130,924
	TOTAL COMMON STOCKS
	(Cost $46,670,784)	55,402,945
	SHORT-TERM INVESTMENTS — 34.9%
23,940,499	Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%[1]	23,940,499
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,940,499)	23,940,499
	TOTAL INVESTMENTS — 115.6%
	(Cost $70,611,283)	79,343,444
	Liabilities in Excess of Other Assets — (15.6)%	(10,710,065)
	TOTAL NET ASSETS — 100.0%	$68,633,379

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (56.9)%
	COMMON STOCKS — (56.9)%
	BANKS — (11.8)%
(14,701)	Citizens Financial Group, Inc.	$(694,622)
(4,769)	First Citizens BancShares, Inc. - Class A	(3,957,507)
(9,595)	M&T Bank Corp.	(1,473,600)
(4,896)	SouthState Corp.	(392,219)
(28,520)	Webster Financial Corp.	(1,592,557)
		(8,110,505)
	COMMERCIAL SERVICES — (19.5)%
(28,324)	S&P Global, Inc.	(13,366,945)
	DIVERSIFIED FINANCIAL SERVICES — (4.8)%
(3,100)	Raymond James Financial, Inc.	(311,240)
(41,134)	Tango Holdings, Inc. - Class A	(2,979,336)
		(3,290,576)
	ELECTRONICS — (0.1)%
(1,729)	II-VI, Inc.*	(118,142)
	ENTERTAINMENT — (1.2)%
(12,700)	Scientific Games Corp. - Class A*	(848,741)
	INSURANCE — (7.6)%
(17,300)	Aon PLC - Class A	(5,199,688)
	OIL & GAS — (0.9)%
(23,000)	BP PLC - ADR	(612,490)
	SEMICONDUCTORS — (11.0)%
(52,389)	Advanced Micro Devices, Inc.*	(7,538,777)
	TOTAL COMMON STOCKS
	(Proceeds $31,124,762)	(39,085,864)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $31,124,762)	$(39,085,864)

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Contracts		Value
WRITTEN OPTIONS CONTRACTS — 0.0%
CALL OPTIONS — 0.0%
(48)	Dicerna Pharmaceuticals, Inc. Exercise Price: $40.00, Notional Amount: $(192,000), Expiration Date: January 21, 2022	$—
TOTAL CALL OPTIONS
	(Proceeds $1,151)	—
TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,151)	$—

PLC – Public Limited Company
LP – Limited Partnership
REIT – Real Estate Investment Trusts
ADR – American Depository Receipt

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.